Taxes - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Unrecognized Tax Benefit [Abstract]
Balance as of beginning of year	$ 1,940,649	$ 1,066,949
Increase related to prior year tax positions	(16,088)	26,252
Increase related to current year tax positions	663,238	847,448
Balance as of end of year	$ 2,587,800	$ 1,940,649